Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents and restricted cash
8.	Cash and cash equivalents and restricted cash
Cash and cash equivalents
Cash and cash equivalents consist of the following:

	As of December 31, 2021	As of December 31, 2020
Cash on hand	$14	$121
Bank deposits	181,560	201,217
Time deposits	22,674	45,031
Money market funds	41,830	88,061

Total cash and cash equivalents	$246,078	$334,430

Restricted cash
We place collateralized amounts related to operations with our travel suppliers and service providers and the International Air Transport Association (“IATA”). We are required to be accredited by IATA to sell international airlines tickets of IATA-affiliated airlines. We, therefore, as part of our operations, maintain restricted cash in the form of time deposits or bank or insurance guarantees aggregating $33,145 and $16,055 as of December 31, 2021 and 2020, respectively.
The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
As included in our consolidated balance sheets:
Cash and cash equivalents	$246,078	$334,430	$309,187
Restricted cash	33,145	16,055	4,457

Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	$279,223	$350,485	$313,644